Cryptocurrency - Schedule of Cryptocurrency (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	¥ 21,371
Less: Impairment of cryptocurrency	(1,061)
Net	¥ 20,310